Revision and Reclassifications of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Revision and Reclassifications of Prior Period Financial Statements	Revision and Reclassifications of Prior Period Financial Statements
At September 30, 2022, the Company identified errors related to the classification of certain balances and amounts in line items of Consolidated Balance Sheets, Income Statements, and Statements of Cash Flows of its previously issued Consolidated Financial Statements. These errors consist of balances and amounts related to deferred sales inducement assets, liabilities for certain life-contingent annuities, sub-advisor fee expenses, and other operating expenses and do not impact previously reported net income, total equity, or net cash flows.

Management evaluated these errors and the impact to previously issued financial statements based upon SEC Staff Accounting Bulletin No. 99, Materiality, which has since been codified in Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections. Based on this evaluation, management has concluded that the adjustments and impact of these errors are not material to any previously issued quarterly or annual financial statements. However, to improve the consistency and comparability of the financial statements, management has revised previously reported financial statement line items and related disclosures in this report.

In addition, certain other immaterial amounts in prior period financial statements have been reclassified to conform to the current period presentation.
The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout this Form 10-K.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,249	$(724)	$—	$13,525
Reinsurance recoverable, net of allowance for credit losses	33,126	(292)	—	32,834
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	954	762	—	1,716
Other assets	853	5	75	933
Total assets	375,484	1,798	75	377,357

Liabilities
Reserves for future policy benefits and claims payable	17,629	(3,477)	1,038	15,190
Other contract holder funds	59,689	(5)	(963)	58,721
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Notes issued by consolidated variable interest entities, at fair value under fair value option	—	—	1,404	1,404
Other liabilities	3,944	—	(1,404)	2,540
Total liabilities	364,410	4,551	75	369,036

Equity
Accumulated other comprehensive income, net of tax expense	1,744	(384)	—	1,360
Retained earnings	2,809	(2,369)	—	440
Total Equity	11,074	(2,753)	—	8,321
Total liabilities and equity	$375,484	$1,798	$75	$377,357

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,670	$—	$389	$8,059
Premium	133	—	15	148
Net investment income	3,429	—	(5)	3,424
Total net gains (losses) on derivatives and investments	(2,478)	(2,887)	—	(5,365)
Total revenues	8,848	(2,887)	399	6,360
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	913	(45)	57	925
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	868	(2)	(34)	832
Operating costs and other expenses, net of deferrals	2,462	—	377	2,839
Amortization of deferred acquisition costs	521	787	(1)	1,307
Total benefits and expenses	4,801	(3,185)	399	2,015
Pretax income (loss)	4,047	298	—	4,345
Income tax (benefit) expense	602	64	—	666
Net income (loss)	$3,445	$234	$—	$3,679

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,604	$—	$324	$6,928
Premium	160	—	27	187
Net investment income	2,829	—	(11)	2,818
Total revenues	3,206	—	340	3,546
Benefits and Expenses	—
Death, other policy benefits and change in policy reserves, net of deferrals	1,284	—	78	1,362
Interest credited on other contract holder funds, net of deferrals and amortization	1,210	—	91	1,301
Operating costs and other expenses, net of deferrals	984	—	315	1,299
Amortization of deferred acquisition costs	(389)	—	(144)	(533)
Total benefits and expenses	5,697	—	340	6,037
Net income (loss)	$(1,637)	$—	$—	$(1,637)